Sale of Net Operating Losses (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Apr. 04, 2019
Income Tax Contingency [Line Items]
Income tax expense (benefit)	$ 512,000
New Jersey Division of Taxation [Member]
Income Tax Contingency [Line Items]
Net operating losses		$ 11,638,516
Net operating losses, research and development tax credits		$ 71,968